Quarterly Holdings Report
for
Fidelity® OTC Portfolio
April 30, 2023
OTC-NPRT3-0623
1.800345.119
Common Stocks - 98.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 19.1%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)(b)	331,308	1
Entertainment - 1.6%
Activision Blizzard, Inc.	641,363	49,840
Electronic Arts, Inc.	2,318	295
NetEase, Inc. ADR	14,571	1,299
Netflix, Inc. (a)	888,871	293,265
Take-Two Interactive Software, Inc. (a)	11,474	1,426
		346,125
Interactive Media & Services - 14.0%
Alphabet, Inc.:
Class A (a)	12,984,914	1,393,801
Class C (a)	6,181,601	668,973
Epic Games, Inc. (a)(c)(d)	77,600	57,944
Match Group, Inc. (a)	230,565	8,508
Meta Platforms, Inc. Class A (a)	3,497,709	840,569
Tencent Holdings Ltd. sponsored ADR (b)	2,850,126	126,432
Vimeo, Inc. (a)	280,690	923
Yandex NV Series A (a)(d)	2,813,567	21,383
		3,118,533
Media - 3.5%
Charter Communications, Inc. Class A (a)	947,639	349,394
Comcast Corp. Class A	10,391,439	429,894
		779,288
TOTAL COMMUNICATION SERVICES		4,243,947
CONSUMER DISCRETIONARY - 14.5%
Automobiles - 0.1%
Rivian Automotive, Inc. (a)	12,976	166
Tesla, Inc. (a)	90,325	14,841
		15,007
Broadline Retail - 6.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,312	535
Amazon.com, Inc. (a)	13,998,683	1,476,161
ContextLogic, Inc. (a)(b)	4,887	35
Etsy, Inc. (a)	136,437	13,784
Global-e Online Ltd. (a)	248,592	6,931
JD.com, Inc. Class A	8,560	153
		1,497,599
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	18,969	2,270
Churchill Downs, Inc.	1,029,898	301,276
Domino's Pizza, Inc.	28,529	9,057
Hilton Worldwide Holdings, Inc.	76,465	11,012
Marriott International, Inc. Class A	42,424	7,184
Meituan Class B (a)(e)	5,190,423	88,707
Vail Resorts, Inc.	19,810	4,765
Wynn Resorts Ltd. (a)	121,571	13,893
Zomato Ltd. (a)	7,745,200	6,200
		444,364
Specialty Retail - 2.8%
Five Below, Inc. (a)	904,331	178,479
Lowe's Companies, Inc.	920,517	191,311
Ross Stores, Inc.	2,295,108	244,957
thredUP, Inc. (a)	86,404	228
TJX Companies, Inc.	195,054	15,374
		630,349
Textiles, Apparel & Luxury Goods - 2.9%
Kontoor Brands, Inc.	5,808	262
lululemon athletica, Inc. (a)	970,765	368,823
LVMH Moet Hennessy Louis Vuitton SE	258,490	248,637
NIKE, Inc. Class B	162,478	20,589
		638,311
TOTAL CONSUMER DISCRETIONARY		3,225,630
CONSUMER STAPLES - 4.6%
Beverages - 2.8%
Diageo PLC	2,675,855	122,062
Keurig Dr. Pepper, Inc.	6,933,076	226,712
Kweichow Moutai Co. Ltd. (A Shares)	42,300	10,793
Monster Beverage Corp.	4,732,923	265,044
		624,611
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	120,545	60,661
Dollar Tree, Inc. (a)	286,874	44,095
		104,756
Food Products - 1.3%
Mondelez International, Inc.	3,688,555	282,986
Personal Care Products - 0.0%
The Honest Co., Inc. (a)	157,592	262
TOTAL CONSUMER STAPLES		1,012,615
ENERGY - 5.7%
Energy Equipment & Services - 1.6%
Halliburton Co.	3,004,989	98,413
Schlumberger Ltd.	4,407,894	217,530
TGS ASA ADR	2,320,262	34,665
		350,608
Oil, Gas & Consumable Fuels - 4.1%
Cenovus Energy, Inc. (Canada)	164,955	2,769
Diamondback Energy, Inc.	1,011,618	143,852
EOG Resources, Inc.	13,680	1,634
Exxon Mobil Corp.	1,255,449	148,570
Hess Corp.	1,053,469	152,816
Reliance Industries Ltd.	12,375,617	367,908
Reliance Industries Ltd. GDR (e)	1,775,932	105,846
		923,395
TOTAL ENERGY		1,274,003
FINANCIALS - 3.3%
Banks - 1.7%
Bank of America Corp.	1,937,630	56,734
Fifth Third Bancorp	2,938,105	76,978
Huntington Bancshares, Inc.	12,866,893	144,109
U.S. Bancorp	913,245	31,306
Wells Fargo & Co.	1,542,088	61,298
Wintrust Financial Corp.	43,763	2,992
		373,417
Capital Markets - 0.0%
S&P Global, Inc.	679	246
Financial Services - 1.6%
Ant International Co. Ltd. Class C (a)(c)(d)	10,036,067	15,456
MasterCard, Inc. Class A	843,390	320,514
PayPal Holdings, Inc. (a)	170,153	12,932
		348,902
TOTAL FINANCIALS		722,565
HEALTH CARE - 6.8%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (a)	1,134,921	226,076
Amgen, Inc.	495,067	118,687
Arcutis Biotherapeutics, Inc. (a)	832,188	11,517
Ascendis Pharma A/S sponsored ADR (a)	271,220	18,975
GenSight Biologics SA (a)(b)	211,791	133
Ionis Pharmaceuticals, Inc. (a)	31,614	1,118
Regeneron Pharmaceuticals, Inc. (a)	95,059	76,217
Relay Therapeutics, Inc. (a)(b)	1,100,828	12,516
Trevena, Inc. (a)(b)	17,806	12
Vertex Pharmaceuticals, Inc. (a)	458,220	156,129
		621,380
Health Care Equipment & Supplies - 1.4%
DexCom, Inc. (a)	598,063	72,569
Figs, Inc. Class A (a)	44,994	324
Insulet Corp. (a)	736,469	234,227
Neuronetics, Inc. (a)	38,510	88
Outset Medical, Inc. (a)	39,921	718
Pulmonx Corp. (a)	26,049	306
Tandem Diabetes Care, Inc. (a)	191,234	7,569
		315,801
Health Care Providers & Services - 0.9%
agilon health, Inc. (a)	433,071	10,511
Cigna Group	74,834	18,955
Guardant Health, Inc. (a)	2,082,122	46,973
Humana, Inc.	250,854	133,076
		209,515
Health Care Technology - 0.0%
Certara, Inc. (a)	222,626	5,381
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	285,175	14,952
Bruker Corp.	2,427,419	192,082
Illumina, Inc. (a)	38,780	7,972
Olink Holding AB ADR (a)	1,009,360	21,772
Seer, Inc. (a)	587,199	1,961
		238,739
Pharmaceuticals - 0.6%
AstraZeneca PLC sponsored ADR	1,678,023	122,865
Elanco Animal Health, Inc. (a)	88,545	839
TherapeuticsMD, Inc. (a)(b)	6,826	24
		123,728
TOTAL HEALTH CARE		1,514,544
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.7%
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	2,034,880	156,686
Class C (a)(c)(d)	70,920	5,461
		162,147
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	148,928	11,741
CSX Corp.	285,633	8,752
		20,493
Passenger Airlines - 0.0%
Wheels Up Experience, Inc.:
Class A (a)	802,749	371
rights (a)(d)	11,102	1
rights (a)(d)	11,102	0
rights (a)(d)	11,103	0
		372
Professional Services - 1.1%
Verisk Analytics, Inc.	1,193,756	231,720
TOTAL INDUSTRIALS		414,732
INFORMATION TECHNOLOGY - 42.3%
Communications Equipment - 0.4%
Cisco Systems, Inc.	1,759,896	83,155
IT Services - 1.7%
EPAM Systems, Inc. (a)	36,037	10,178
Gartner, Inc. (a)	1,055,982	319,392
MongoDB, Inc. Class A (a)	95,812	22,991
Twilio, Inc. Class A (a)	916	48
X Holdings Corp. Class A (d)	709,150	23,643
		376,252
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc. (a)	753,589	67,348
Analog Devices, Inc.	219,098	39,411
Applied Materials, Inc.	1,732,316	195,804
ASML Holding NV (depository receipt)	534,869	340,637
Lam Research Corp.	345,078	180,848
Marvell Technology, Inc.	10,286,519	406,112
NVIDIA Corp.	1,609,145	446,522
NXP Semiconductors NV	592,496	97,015
Skyworks Solutions, Inc.	93,002	9,849
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,784,892	487,666
Texas Instruments, Inc.	344,137	57,540
		2,328,752
Software - 15.5%
Adobe, Inc. (a)	134,344	50,723
ANSYS, Inc. (a)	53,106	16,671
Aspen Technology, Inc.	838,692	148,448
Atom Tickets LLC (a)(c)(d)(f)	516,103	0
Autodesk, Inc. (a)	237,148	46,194
Cadence Design Systems, Inc. (a)	874,340	183,131
Dropbox, Inc. Class A (a)	191,949	3,904
Dynatrace, Inc. (a)	9,118	386
Intuit, Inc.	303,357	134,675
Microsoft Corp.	9,054,536	2,782,097
Salesforce, Inc. (a)	8,549	1,696
Stripe, Inc. Class B (a)(c)(d)	91,800	1,848
Synopsys, Inc. (a)	169,195	62,825
Workday, Inc. Class A (a)	70,108	13,050
		3,445,648
Technology Hardware, Storage & Peripherals - 14.2%
Apple, Inc.	17,933,980	3,043,038
Samsung Electronics Co. Ltd.	2,087,040	102,732
Western Digital Corp. (a)	284,421	9,795
		3,155,565
TOTAL INFORMATION TECHNOLOGY		9,389,372
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	8,060	5,836
TOTAL COMMON STOCKS (Cost $11,222,690)		21,803,244

Preferred Stocks - 1.5%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.8%
Interactive Media & Services - 0.8%
ByteDance Ltd. Series E1 (a)(c)(d)	130,752	26,020
Reddit, Inc.:
Series B(a)(c)(d)	1,337,584	48,675
Series C(a)(c)(d)	300,673	10,941
Series D(a)(c)(d)	929,200	33,814
Series E(a)(c)(d)	33,800	1,230
Series F(a)(c)(d)	1,250,100	45,491
		166,171
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(c)(d)	3,300	1,113

FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series F (c)(d)	391,560	10,106

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	62,037	47,768
Series H(a)(c)(d)	65,670	50,566
		98,334
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Stripe, Inc. Series H (a)(c)(d)	39,000	785
Tenstorrent, Inc. Series C1 (a)(c)(d)	41,000	2,315
		3,100
TOTAL CONVERTIBLE PREFERRED STOCKS		278,824
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(c)(d)	103,940	5,013
Series B2(a)(c)(d)	178,470	8,997
		14,010
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(c)(d)	1,272,556	32,845

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	30,303	6,194

TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,049
TOTAL PREFERRED STOCKS (Cost $228,845)		331,873

Convertible Bonds - 0.3%
	Principal Amount (g) (000s)	Value ($) (000s)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (Cost $64,350)	88,901	57,256

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h) (Cost $2,280)	2,280	2,166

Money Market Funds - 0.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (i)	64,784,306	64,797
Fidelity Securities Lending Cash Central Fund 4.88% (i)(j)	74,534,974	74,542
TOTAL MONEY MARKET FUNDS (Cost $139,339)		139,339

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $11,657,504)	22,333,878
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(129,429)
NET ASSETS - 100.0%	22,204,449

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $571,434,000 or 2.6% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $194,553,000 or 0.9% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	38,251

Atom Tickets LLC	8/15/17	3,000

ByteDance Ltd. Series E1	11/18/20	14,327

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	10,011

Circle Internet Financial Ltd. Series E	5/11/21	20,654

Circle Internet Financial Ltd. Series F	5/09/22	16,500

Discord, Inc. Series I	9/15/21	1,817

Epic Games, Inc.	7/13/20 - 3/29/21	61,546

Reddit, Inc. Series B	7/26/17	18,989

Reddit, Inc. Series C	7/24/17	4,743

Reddit, Inc. Series D	2/04/19	20,151

Reddit, Inc. Series E	5/18/21	1,436

Reddit, Inc. Series F	8/11/21	77,249

Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	21,156

Space Exploration Technologies Corp. Class C	9/11/17	957

Space Exploration Technologies Corp. Series G	1/20/15	4,805

Space Exploration Technologies Corp. Series H	8/04/17	8,865

Stripe, Inc. Class B	5/18/21	3,684

Stripe, Inc. Series H	3/15/21	1,565

Tenstorrent, Inc. Series C1	4/23/21	2,438

Tenstorrent, Inc. 0%	4/23/21	2,280

Waymo LLC Series A2	5/08/20	8,925

Waymo LLC Series B2	6/11/21	16,370

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	214,599	1,052,153	1,201,955	1,295	-	-	64,797	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	148,107	782,634	856,199	1,489	-	-	74,542	0.2%
Total	362,706	1,834,787	2,058,154	2,784	-	-	139,339

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nanostring Technologies, Inc.	31,085	-	22,083	-	(76,619)	67,617	-
Total	31,085	-	22,083	-	(76,619)	67,617	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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